Note 28 - Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
	AS OF MARCH 31, 2018 $000’s	AS OF MARCH 31, 2017 $000’s
Financial assets
Loans and receivables:
Cash and cash equivalents	37,331	19,338
Trade receivables	84,793	41,470
Restricted cash and other receivables	40,296	6,439
Available-for-sale:
Marketable securities	—	55,866
Financial assets	162,420	123,113
Financial liabilities (amortized cost):
Provisions	(1,186)	(2,409)
Borrowings	(9,461)	—
Term loan	(35,000)	—
Trade and other payables	(78,045)	(42,343)
Financial liabilities	(123,692)	(44,752)

Disclosure of currency risk [text block]
	2018 $000’ s	2017 $000’ s
Cash and cash equivalents	(1,545)	(308)
Trade and other receivables	(4,370)	(111)
Trade and other payables	2,986	676